Inventories (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Cost of sales to net realizable value	$ 42	$ 7
Estimated amount	$ 761	$ 986